CAPITAL STOCK - Fair Value Inputs of PSUs Outstanding (Details) - PSUs - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	3 years	3 years	3 years
Expected volatility	34.00%	36.00%	35.00%
Risk-free interest rate	1.57%	1.09%	1.07%
Performance period starting price (in CDN per share)	$ 22.26	$ 18.89	$ 17.86
Stock price as of estimation date (in CDN per share)	21.94	18.90	17.53
Expected dividends (in CDN per share)	$ 0	$ 0	$ 0